Investments (Details) - Schedule of expected credit losses and impairment provision for the bonds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of expected credit losses and impairment provision for the bonds [Abstract]
Opening balance	$ 268	$ 281
Addition (release) of provision for investment in debt securities	129	(13)
Ending balance	$ 397	$ 268